FIRST EAGLE FUNDS

First Eagle Global Fund
First Eagle Overseas Fund
First Eagle U.S. Value Fund
First Eagle Gold Fund
First Eagle Fund of America

1345 Avenue of the Americas
New York, New York 10105
(800) 334-2143

SUPPLEMENT DATED DECEMBER 7, 2009
TO PROSPECTUS DATED MARCH 1, 2009

This Supplement is intended to highlight certain changes to the Prospectus dated March 1, 2009. Please review these matters carefully.

The Adviser – Name Change

Arnhold and S. Bleichroeder Advisers, LLC has changed its name to First Eagle Investment Management, LLC. All references in the Prospectus to Arnhold and S. Bleichroeder Advisers, LLC, ASB Advisers or the Adviser shall now be deemed to refer to First Eagle Investment Management, LLC.

The change described above is a name change only, and does not reflect a change in ownership, corporate structure, or services provided. The Adviser looks forward to continuing to serve the Funds with no changes contemplated to service levels or to the Adviser's long-time, value-oriented investment approach.

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The information in this Supplement modifies the First Eagle Funds' Prospectus dated March 1, 2009. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the introductory page of the Prospectus and the section of the Prospectus entitled "The Adviser."

FIRST EAGLE FUNDS

First Eagle Global Fund
First Eagle Overseas Fund
First Eagle U.S. Value Fund
First Eagle Gold Fund
First Eagle Fund of America

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 334-2143

SUPPLEMENT DATED DECEMBER 7, 2009
TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2009

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated March 1, 2009. Please review these matters carefully.

The Adviser – Name Change

Arnhold and S. Bleichroeder Advisers, LLC has changed its name to First Eagle Investment Management, LLC. All references in the Statement of Additional Information to Arnhold and S. Bleichroeder Advisers, LLC, ASB Advisers or the Adviser shall now be deemed to refer to First Eagle Investment Management, LLC.

The change described above is a name change only, and does not reflect a change in ownership, corporate structure, or services provided. The Adviser looks forward to continuing to serve the Funds with no changes contemplated to service levels or to the Adviser's long-time, value-oriented investment approach.

****

The information in this Supplement modifies the First Eagle Funds' Statement of Additional Information dated March 1, 2009. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the cover page of the Statement of Additional Information and those sections of the Statement of Additional Information entitled "Organization of the Funds" and "Investment Advisory and Other Services."